Common shares (Details) ¥ in Thousands			12 Months Ended
	Mar. 31, 2015 CNY (¥) item	Nov. 21, 2012 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2012 shares
Common shares [Line Items]
Issuance costs of common stock						¥ 5,802
Share repurchase program approved on May 4, 2014 and March 5, 2015 [Member]
Common shares [Line Items]
Number of share repurchase programs | item	2
Share repurchase program authorized amount | ¥	¥ 200,000
Average purchase price per share | $ / shares			$ 54.82
Shares repurchased value | ¥				¥ 169,500
Share repurchase programs, shares			3,092,556
Class A common shares [Member]
Common shares [Line Items]
Issuance of common shares (in shares)		179,400,000	26,110,680	26,110,680	25,036,140	21,256,900
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001				$ 0.00001
Common shares, shares authorized			10,000,000,000			10,000,000,000	10,000,000,000
Common shares, shares issued			728,227,848			622,658,738	706,173,568
Common shares, shares outstanding			728,227,848			622,658,738	706,173,568
Class A common shares [Member] | Share repurchase program approved on May 4, 2014 and March 5, 2015 [Member]
Common shares [Line Items]
Average purchase price per share | $ / shares			$ 2.74
Share repurchase programs, shares			61,851,120
Class B common shares [Member]
Common shares [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001				$ 0.00001
Common shares, shares authorized			1,000,000,000			1,000,000,000	1,000,000,000
Common shares, shares issued			369,557,976			485,831,386	427,352,696
Common shares, shares outstanding			369,557,976			485,831,386	427,352,696
Common shares [Member]
Common shares [Line Items]
Conversion of Stock, Shares Converted		548,408,914
Common shares [Member] | Class A common shares [Member]
Common shares [Line Items]
Conversion of Stock, Shares Issued			57,794,720	57,794,720	58,478,690	422,001,838
Common shares, shares outstanding			728,227,848			622,658,738	706,173,568	179,400,000
Common shares [Member] | Class B common shares [Member]
Common shares [Line Items]
Conversion of Stock, Shares Issued			57,794,720	57,794,720
Conversion of Stock, Shares Converted			57,794,720	57,794,720	58,478,690	422,001,838
Common shares, shares outstanding			369,557,976			485,831,386	427,352,696	907,833,224